Form N-CSR Cover	12 Months Ended
Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPDR INDEX SHARES FUNDS
Entity Central Index Key	0001168164
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024